UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02554

Name of Registrant:	Vanguard Money Market Reserves

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2019—August 31, 2020

Item 1: Reports to Shareholders

Annual Report   |   August 31, 2020
Vanguard Money Market Funds
Vanguard Cash Reserves Federal Money Market Fund (formerly Vanguard Prime Money Market Fund)
Vanguard Federal Money Market Fund
Vanguard Treasury Money Market Fund
See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.
Contents
About Your Fund’s Expenses	1
Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)	3
Federal Money Market Fund	20
Treasury Money Market Fund	33
Trustees Approve Advisory Arrangements	45

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended August 31, 2020
	Beginning Account Value 2/29/2020	Ending Account Value 8/31/2020	Expenses Paid During Period
Based on Actual Fund Return
Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
Investor Shares	$1,000.00	$1,002.50	$0.81
Admiral™ Shares	1,000.00	1,002.81	0.51
Federal Money Market Fund	$1,000.00	$1,001.87	$0.55
Treasury Money Market Fund	$1,000.00	$1,002.00	$0.45
Based on Hypothetical 5% Yearly Return
Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
Investor Shares	$1,000.00	$1,024.33	$0.81
Admiral Shares	1,000.00	1,024.63	0.51
Federal Money Market Fund	$1,000.00	$1,024.58	$0.56
Treasury Money Market Fund	$1,000.00	$1,024.68	$0.46
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund), 0.16% for Investor Shares and 0.10% for Admiral Shares; for the Federal Money Market Fund, 0.11%; and for the Treasury Money Market Fund, 0.09%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/ 366).

Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
Distribution by Effective Maturity (% of investments)
As of August 31, 2020
1 - 7 Days	25.9%
8 - 30 Days	19.9
31 - 60 Days	15.9
61 - 90 Days	11.6
91 - 180 Days	23.3
Over 180 Days	3.4

Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
Financial Statements
Schedule of Investments
As of August 31, 2020
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund's Form N-MFP filings may be viewed via a link on the "Portfolio Holdings" page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (93.8%)
[2]	Fannie Mae Discount Notes	0.112%–0.122%	10/21/20	110,000	109,982
[2]	Fannie Mae Discount Notes	0.099%–0.112%	10/28/20	108,500	108,482
[2]	Fannie Mae Discount Notes	0.091%–0.101%	11/4/20	127,500	127,478
	Federal Farm Credit Banks Discount Notes	0.100%	11/4/20	14,000	13,998
	Federal Farm Credit Banks Discount Notes	0.105%–0.106%	2/3/21	488,000	487,779
	Federal Farm Credit Banks Discount Notes	0.122%	2/5/21	74,000	73,961
	Federal Farm Credit Banks Discount Notes	0.120%	2/24/21	474,000	473,724
	Federal Farm Credit Banks Discount Notes	0.132%	5/28/21	13,029	13,016
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.065%	0.170%	9/1/20	148,000	147,990
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.070%	0.175%	9/1/20	123,000	122,988
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.070%	0.175%	9/2/20	41,000	40,996
	Federal Home Loan Banks	2.480%	10/29/20	81,535	81,844
	Federal Home Loan Banks	0.100%	2/1/21	301,000	300,984
	Federal Home Loan Banks	0.100%	2/8/21	120,000	119,994
	Federal Home Loan Banks	1.375%	2/18/21	76,000	76,444
	Federal Home Loan Banks Discount Notes	0.139%	9/4/20	66,000	65,999
	Federal Home Loan Banks Discount Notes	0.132%	9/9/20	81,000	80,998
	Federal Home Loan Banks Discount Notes	0.122%–0.132%	9/11/20	317,000	316,989
	Federal Home Loan Banks Discount Notes	0.112%–0.122%	9/16/20	309,000	308,985
	Federal Home Loan Banks Discount Notes	0.101%	9/18/20	200,832	200,823
	Federal Home Loan Banks Discount Notes	0.101%–0.122%	9/23/20	559,760	559,722
	Federal Home Loan Banks Discount Notes	0.101%	9/25/20	280,000	279,981
	Federal Home Loan Banks Discount Notes	0.112%	9/30/20	138,000	137,988
	Federal Home Loan Banks Discount Notes	0.101%–0.162%	10/2/20	823,000	822,900
	Federal Home Loan Banks Discount Notes	0.089%–0.162%	10/7/20	642,200	642,132
	Federal Home Loan Banks Discount Notes	0.101%–0.112%	10/14/20	207,000	206,974
	Federal Home Loan Banks Discount Notes	0.101%–0.142%	10/16/20	652,000	651,901
	Federal Home Loan Banks Discount Notes	0.117%–0.142%	10/21/20	71,000	70,987
	Federal Home Loan Banks Discount Notes	0.106%–0.117%	10/23/20	897,000	896,859
	Federal Home Loan Banks Discount Notes	0.106%	10/27/20	350,000	349,943
	Federal Home Loan Banks Discount Notes	0.103%–0.106%	10/28/20	1,462,000	1,461,760
	Federal Home Loan Banks Discount Notes	0.101%–0.112%	10/30/20	380,000	379,933
	Federal Home Loan Banks Discount Notes	0.106%	11/2/20	300,000	299,946
	Federal Home Loan Banks Discount Notes	0.100%–0.120%	11/4/20	636,500	636,384

Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Banks Discount Notes	0.106%	11/5/20	375,000	374,929
	Federal Home Loan Banks Discount Notes	0.106%	11/6/20	760,500	760,354
	Federal Home Loan Banks Discount Notes	0.103%	11/10/20	89,000	88,982
	Federal Home Loan Banks Discount Notes	0.111%–0.122%	11/12/20	662,000	661,852
	Federal Home Loan Banks Discount Notes	0.105%	11/13/20	500,000	499,894
	Federal Home Loan Banks Discount Notes	0.101%–0.102%	11/18/20	525,000	524,885
	Federal Home Loan Banks Discount Notes	0.101%–0.112%	11/20/20	413,000	412,905
	Federal Home Loan Banks Discount Notes	0.112%–0.117%	11/25/20	102,000	101,973
	Federal Home Loan Banks Discount Notes	0.112%	11/27/20	350,000	349,907
	Federal Home Loan Banks Discount Notes	0.132%	12/21/20	15,000	14,994
	Federal Home Loan Banks Discount Notes	0.152%	1/20/21	17,000	16,990
	Federal Home Loan Banks Discount Notes	0.132%–0.142%	2/17/21	61,000	60,962
	Federal Home Loan Banks Discount Notes	0.132%	2/19/21	28,460	28,442
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.085%	9/1/20	1,250,000	1,250,000
[3]	Federal Home Loan Banks, SOFR + 0.020%	0.090%	9/1/20	987,000	987,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	0.100%	9/1/20	160,000	160,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	0.100%	9/1/20	138,000	138,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	0.105%	9/1/20	98,000	97,983
[3]	Federal Home Loan Banks, SOFR + 0.035%	0.105%	9/1/20	91,000	91,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	0.110%	9/1/20	375,000	375,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	0.115%	9/1/20	60,000	60,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	0.120%	9/1/20	691,000	691,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	0.120%	9/1/20	584,000	584,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	0.120%	9/1/20	388,000	388,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	0.120%	9/1/20	212,000	212,000
[3]	Federal Home Loan Banks, SOFR + 0.055%	0.125%	9/1/20	243,000	242,910
[3]	Federal Home Loan Banks, SOFR + 0.060%	0.130%	9/1/20	710,000	710,000
[3]	Federal Home Loan Banks, SOFR + 0.060%	0.130%	9/1/20	576,000	576,000
[3]	Federal Home Loan Banks, SOFR + 0.065%	0.135%	9/1/20	833,000	832,846
[3]	Federal Home Loan Banks, SOFR + 0.070%	0.140%	9/1/20	551,000	551,000
[3]	Federal Home Loan Banks, SOFR + 0.075%	0.145%	9/1/20	107,000	106,962
[3]	Federal Home Loan Banks, SOFR + 0.080%	0.150%	9/1/20	447,000	447,000
[3]	Federal Home Loan Banks, SOFR + 0.080%	0.150%	9/1/20	217,000	217,000
[3]	Federal Home Loan Banks, SOFR + 0.080%	0.150%	9/1/20	141,000	140,976
[3]	Federal Home Loan Banks, SOFR + 0.095%	0.165%	9/1/20	82,000	82,000
[3]	Federal Home Loan Banks, SOFR + 0.100%	0.170%	9/1/20	972,000	972,000
[3]	Federal Home Loan Banks, SOFR + 0.100%	0.170%	9/1/20	842,000	841,996
[3]	Federal Home Loan Banks, SOFR + 0.100%	0.170%	9/1/20	200,900	200,871
[3]	Federal Home Loan Banks, SOFR + 0.100%	0.170%	9/1/20	192,000	192,000
[3]	Federal Home Loan Banks, SOFR + 0.105%	0.175%	9/1/20	990,000	990,000
[3]	Federal Home Loan Banks, SOFR + 0.110%	0.180%	9/1/20	1,500,000	1,500,000
[3]	Federal Home Loan Banks, SOFR + 0.115%	0.185%	9/1/20	801,000	800,966
[3]	Federal Home Loan Banks, SOFR + 0.115%	0.185%	9/1/20	500,000	500,000
[3]	Federal Home Loan Banks, SOFR + 0.120%	0.190%	9/1/20	550,000	550,000
[3]	Federal Home Loan Banks, SOFR + 0.120%	0.190%	9/1/20	250,000	250,025
[3]	Federal Home Loan Banks, SOFR + 0.130%	0.200%	9/1/20	707,000	707,000
[3]	Federal Home Loan Banks, SOFR + 0.130%	0.200%	9/1/20	196,000	196,012
[3]	Federal Home Loan Banks, SOFR + 0.135%	0.205%	9/1/20	210,000	210,008
[3]	Federal Home Loan Banks, SOFR + 0.135%	0.205%	9/1/20	134,000	134,011
[3]	Federal Home Loan Banks, SOFR + 0.140%	0.210%	9/1/20	143,000	143,000
[3]	Federal Home Loan Banks, SOFR + 0.160%	0.230%	9/1/20	460,200	460,333
[2]	Federal Home Loan Mortgage Corp.	1.875%	11/17/20	60,000	60,223
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.050%	0.120%	9/1/20	30,000	30,001
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.165%	9/1/20	350,000	350,000

Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.100%	0.170%	9/1/20	350,000	350,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.140%	0.210%	9/1/20	100,000	99,987
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.145%	0.215%	9/1/20	578,000	578,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.145%	0.215%	9/1/20	325,000	325,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.150%	0.220%	9/1/20	71,500	71,473
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.180%	0.250%	9/1/20	429,000	429,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.190%	0.260%	9/1/20	870,000	870,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.200%	0.270%	9/1/20	53,000	53,016
[2]	Federal National Mortgage Association	1.500%	11/30/20	66,000	66,227
[2]	Federal National Mortgage Association	1.875%	12/28/20	12,000	12,068
[2]	Federal National Mortgage Association	1.375%	2/26/21	75,000	75,456
[2,3]	Federal National Mortgage Association, SOFR + 0.075%	0.145%	9/1/20	226,000	225,925
[2,3]	Federal National Mortgage Association, SOFR + 0.100%	0.170%	9/1/20	286,000	285,970
[2,3]	Federal National Mortgage Association, SOFR + 0.100%	0.170%	9/1/20	190,000	189,933
[2,3]	Federal National Mortgage Association, SOFR + 0.110%	0.180%	9/1/20	23,000	22,979
[2,3]	Federal National Mortgage Association, SOFR + 0.120%	0.190%	9/1/20	73,000	73,000
[2,3]	Federal National Mortgage Association, SOFR + 0.120%	0.190%	9/1/20	57,000	57,000
[2,3]	Federal National Mortgage Association, SOFR + 0.130%	0.200%	9/1/20	833,000	833,052
[2,3]	Federal National Mortgage Association, SOFR + 0.140%	0.210%	9/1/20	219,000	219,018
[2,3]	Federal National Mortgage Association, SOFR + 0.150%	0.220%	9/1/20	94,000	93,991
[2,3]	Federal National Mortgage Association, SOFR + 0.180%	0.250%	9/1/20	350,000	350,000
[2,3]	Federal National Mortgage Association, SOFR + 0.190%	0.260%	9/1/20	177,000	176,984
[2,3]	Federal National Mortgage Association, SOFR + 0.220%	0.290%	9/1/20	10,000	10,019
[2]	Freddie Mac Discount Notes	0.147%	9/3/20	571,000	570,995
[2]	Freddie Mac Discount Notes	0.132%–0.147%	9/17/20	545,000	544,966
[2]	Freddie Mac Discount Notes	0.146%	11/2/20	572,997	572,849
[2]	Freddie Mac Discount Notes	0.146%	11/12/20	833,000	832,750
	U.S. Cash Management Bill	0.170%	11/3/20	3,000,100	2,999,207
	U.S. Cash Management Bill	0.186%	11/17/20	1,500,000	1,499,390
	U.S. Cash Management Bill	0.100%–0.181%	11/24/20	625,000	1,124,607
	U.S. Cash Management Bill	0.161%	12/1/20	2,250,000	2,249,062
	U.S. Cash Management Bill	0.151%	12/8/20	2,000,000	1,999,156
	U.S. Cash Management Bill	0.151%	12/15/20	750,000	749,661
	U.S. Cash Management Bill	0.142%	12/22/20	1,500,000	1,499,323
	U.S. Cash Management Bill	0.132%	12/29/20	1,300,000	1,299,420
	U.S. Cash Management Bill	0.107%	1/5/21	2,250,000	2,249,134
	U.S. Cash Management Bill	0.110%	1/12/21	1,000,000	999,594
	U.S. Cash Management Bill	0.117%	1/19/21	500,000	499,767

Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	U.S. Cash Management Bill	0.112%	1/26/21	500,000	499,765
	U.S. Cash Management Bill	0.107%	2/2/21	2,000,000	1,999,059
	U.S. Treasury Bill	0.088%–0.150%	9/3/20	2,527,596	2,527,577
	U.S. Treasury Bill	0.140%–0.217%	9/8/20	2,396,000	2,395,922
	U.S. Treasury Bill	0.250%	9/15/20	1,250,000	1,249,878
	U.S. Treasury Bill	0.140%–0.300%	9/17/20	5,660,000	5,659,374
	U.S. Treasury Bill	0.170%–0.190%	9/22/20	2,500,000	2,499,738
	U.S. Treasury Bill	0.152%–0.170%	9/24/20	3,750,000	3,749,607
	U.S. Treasury Bill	0.147%–0.165%	10/1/20	3,000,000	2,999,613
	U.S. Treasury Bill	0.147%–0.185%	10/8/20	4,250,000	4,249,295
	U.S. Treasury Bill	0.142%	10/15/20	1,000,000	999,823
	U.S. Treasury Bill	0.134%	10/20/20	1,874,200	1,873,843
	U.S. Treasury Bill	0.155%	10/22/20	1,500,000	1,499,671
	U.S. Treasury Bill	0.139%	10/27/20	750,000	749,831
	U.S. Treasury Bill	0.155%	10/29/20	2,500,000	2,499,376
	U.S. Treasury Bill	0.150%	11/5/20	1,000,000	999,729
	U.S. Treasury Bill	0.103%–0.145%	11/12/20	2,250,000	2,249,428
	U.S. Treasury Bill	0.103%	12/3/20	2,000,000	1,999,469
	U.S. Treasury Bill	0.175%	12/24/20	1,500,000	1,499,169
	U.S. Treasury Bill	0.165%	12/31/20	3,500,000	3,498,059
	U.S. Treasury Bill	0.165%	1/7/21	1,000,000	999,413
	U.S. Treasury Bill	0.145%	1/14/21	1,250,000	1,249,320
	U.S. Treasury Bill	0.130%	1/21/21	1,250,000	1,249,359
	U.S. Treasury Bill	0.105%	2/4/21	1,250,000	1,249,431
	U.S. Treasury Bill	0.120%	2/11/21	1,500,000	1,499,185
	U.S. Treasury Bill	0.120%	2/18/21	500,000	499,717
	U.S. Treasury Bill	0.119%–0.120%	2/25/21	1,000,000	999,410
	U.S. Treasury Bill	0.110%–0.115%	3/4/21	4,500,000	4,497,414
Total U.S. Government and Agency Obligations (Cost $115,696,510)					115,696,510
Certificates of Deposit (5.1%)
Domestic Banks (0.6%)
	Citibank NA	0.820%	9/4/20	345,000	345,000
	Citibank NA	0.820%	9/8/20	345,000	345,000
					690,000
Yankee Certificates of Deposit (4.5%)
	Bank of Montreal	0.880%	9/4/20	350,000	350,000
	Bank of Montreal	0.850%	9/8/20	272,000	272,000
	Commonwealth Bank of Australia	0.230%	12/2/20	59,000	59,000
	Cooperatieve Rabobank UA	0.900%	9/9/20	495,000	495,000
	Credit Agricole Corporate & Investment Bank	0.210%–0.240%	9/1/20	1,214,000	1,214,000
	Credit Agricole Corporate & Investment Bank	0.240%	9/3/20	197,000	197,000
	Landesbank Hessen-Thueringen Girozentrale	0.210%	9/3/20	118,000	118,000
	Natixis NY	0.290%	9/10/20	1,250,000	1,250,000
[3]	Royal Bank of Canada, 1M USD LIBOR + 0.250%	0.405%	9/3/20	601,000	601,000
[3]	Svenska Handelsbanken, 1M USD LIBOR + 0.290%	0.473%	9/24/20	335,000	335,000
	Toronto-Dominion Bank	0.200%	9/4/20	350,000	350,000
[3]	Westpac Banking Corp., 1M USD LIBOR + 0.230%	0.393%	9/11/20	67,000	67,000
[3]	Westpac Banking Corp., 1M USD LIBOR + 0.230%	0.392%	9/16/20	172,000	172,000
[3]	Westpac Banking Corp., 1M USD LIBOR + 0.230%	0.382%	9/18/20	100,000	100,000
					5,580,000
Total Certificates of Deposit (Cost $6,270,000)					6,270,000

Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Commercial Paper (7.4%)
Bank Holding Company (0.3%)
	ABN Amro Funding USA LLC	0.210%	9/3/20	35,500	35,500
	JP Morgan Securities LLC	0.802%	9/10/20	346,000	345,931
					381,431
Finance—Auto (0.5%)
	Toyota Motor Credit Corp.	0.250%	9/30/20	69,000	68,986
[3]	Toyota Motor Credit Corp., 1M USD LIBOR + 0.080%	0.232%	9/9/20	131,000	131,000
[3]	Toyota Motor Credit Corp., 1M USD LIBOR + 0.080%	0.241%	9/10/20	131,000	131,000
[3]	Toyota Motor Credit Corp., 1M USD LIBOR + 0.080%	0.263%	9/24/20	167,000	167,000
[3]	Toyota Motor Credit Corp., 1M USD LIBOR + 0.110%	0.265%	9/4/20	99,000	99,000
					596,986
Foreign Banks (5.4%)
	Caisse Des Depots ET Consignations	0.300%	9/1/20	105,000	105,000
	Caisse Des Depots ET Consignations	0.290%	9/4/20	350,000	349,992
	Caisse Des Depots ET Consignations	0.290%	9/8/20	150,000	149,992
	Caisse Des Depots ET Consignations	0.300%	9/16/20	308,000	307,961
	Caisse Des Depots ET Consignations	0.260%	9/18/20	347,000	346,957
	Caisse Des Depots ET Consignations	0.250%	9/29/20	250,000	249,951
	Canadian Imperial Bank of Commerce	0.070%	9/1/20	192,000	192,000
	Canadian Imperial Bank of Commerce	1.047%	9/14/20	369,000	368,861
[3,4,5]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.220%	0.376%	9/3/20	119,000	119,000
[3,4,5]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.230%	0.385%	9/4/20	304,000	304,000
[3,4,5]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.230%	0.385%	9/8/20	166,000	166,000
[3,4,5]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.230%	0.385%	9/9/20	56,500	56,500
[3,4,5]	Commonwealth Bank of Australia, 1M USD LIBOR + 0.240%	0.398%	9/14/20	200,000	200,000
	European Investment Bank	0.280%	9/2/20	138,500	138,499
	European Investment Bank	0.210%	9/17/20	649,000	648,939
	KfW International Finance Inc.	0.210%	9/15/20	495,000	494,960
	KfW International Finance Inc.	0.210%	9/16/20	296,500	296,474
	Nederlandse Waterschapsbank NV	0.210%–0.285%	9/1/20	749,000	749,000
	Royal Bank of Canada	0.912%	9/4/20	228,000	227,983
	Royal Bank of Canada	1.003%	9/14/20	60,000	59,978
	Skandinaviska Enskilda Banken AB	0.907%	9/4/20	198,000	197,985
	Toronto-Dominion Bank	0.210%	9/1/20	171,000	171,000
	Toronto-Dominion Bank	0.902%	9/8/20	227,000	226,960
[3,4,5]	Toronto-Dominion Bank, 1M USD LIBOR + 0.260%	0.415%	9/3/20	45,000	45,000
[3,4,5]	Toronto-Dominion Bank, 1M USD LIBOR + 0.300%	0.483%	9/23/20	100,000	100,000
[3,4,5]	Westpac Banking Corp., 1M USD LIBOR + 0.230%	0.385%	9/4/20	436,000	436,000
					6,708,992
Foreign Governments (0.6%)
	Export Development Corp.	1.254%	9/9/20	461,816	461,688
	Kingdom of Denmark	0.210%	9/4/20	148,500	148,497
	Province of Alberta	1.003%	9/9/20	148,500	148,467
					758,652

Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Foreign Industrial (0.6%)
	Nestle Capital Corp.	0.902%	9/1/20	206,000	206,000
	Nestle Capital Corp.	0.902%	9/2/20	172,000	171,996
	Total Capital Canada Ltd.	0.471%	9/18/20	269,000	268,940
	Toyota Credit Canada Inc.	0.822%	9/17/20	61,000	60,978
					707,914
Total Commercial Paper (Cost $9,153,975)					9,153,975
Other Notes (0.3%)
	Bank of America NA	0.245%	9/4/20	201,000	201,000
	Bank of America NA	0.200%	9/30/20	145,000	145,000
Total Other Notes (Cost $346,000)					346,000
Taxable Municipal Bonds (0.0%)
[6]	Greene County Development Authority Industrial Revenue VRDO	0.140%	9/7/20	6,250	6,250
Tax-Exempt Municipal Bonds (0.4%)
[6]	Chicago Midway International Airport Port, Airport & Marina Revenue VRDO	0.130%	9/7/20	22,400	22,400
[6]	Chicago O'Hare International Airport Port, Airport & Marina Revenue VRDO	0.100%	9/7/20	85,000	85,000
[6]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.140%	9/7/20	68,000	68,000
[6]	Lehigh County PA Health, Hospital, Nursing Home Revenue VRDO	0.090%	9/7/20	141,620	141,620
[6]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue VRDO	0.090%	9/7/20	60,000	60,000
[6]	New York NY GO VRDO	0.100%	9/3/20	29,800	29,800
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.120%	9/7/20	68,000	68,000

Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	San Francisco City & County Airport Comm.-San Franciso International Airport Port, Airport & Marina Revenue VRDO	0.100%	9/7/20	34,600	34,600
Total Tax-Exempt Municipal Bonds (Cost $509,420)					509,420
Total Investments (107.0%) (Cost $131,982,155)					131,982,155
Other Assets and Liabilities—Net (-7.0%)					(8,587,384)
Net Assets (100%)					123,394,771
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, the aggregate value was $1,426,500,000, representing 1.2% of net assets.
5	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.“ At August 31, 2020, the aggregate value of these securities was $1,426,500,000, representing 1.2% of net assets.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
SOFR—Secured Overnight Financing Rate.
VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
Statement of Assets and Liabilities
As of August 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $131,982,155)	131,982,155
Investment in Vanguard	5,352
Cash	171
Receivables for Accrued Income	18,704
Receivables for Capital Shares Issued	1,580,759
Other Assets	51,663
Total Assets	133,638,804
Liabilities
Payables for Investment Securities Purchased	8,536,938
Payables for Capital Shares Redeemed	1,697,403
Payables for Distributions	543
Payables to Vanguard	9,149
Total Liabilities	10,244,033
Net Assets	123,394,771
At August 31, 2020, net assets consisted of:

Paid in Capital	123,386,588
Total Distributable Earnings (Loss)	8,183
Net Assets	123,394,771

Investor Shares—Net Assets
Applicable to 97,672,378,600 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	97,690,706
Net Asset Value Per Share—Investor Shares	$1.00

Admiral Shares—Net Assets
Applicable to 25,700,725,711 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	25,704,065
Net Asset Value Per Share—Admiral Shares	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
Statement of Operations

Year Ended August 31, 2020
($000)
Investment Income
Income
Interest	1,643,436
Total Income	1,643,436
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,665
Management and Administrative—Investor Shares	149,064
Management and Administrative—Admiral Shares	17,596
Marketing and Distribution—Investor Shares	16,320
Marketing and Distribution—Admiral Shares	1,385
Custodian Fees	607
Auditing Fees	32
Shareholders’ Reports—Investor Shares	1,007
Shareholders’ Reports—Admiral Shares	84
Trustees’ Fees and Expenses	108
Total Expenses	189,868
Net Investment Income	1,453,568
Realized Net Gain (Loss) on Investment Securities Sold	7,454
Net Increase (Decrease) in Net Assets Resulting from Operations	1,461,022

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
Statement of Changes in Net Assets

	Year Ended August 31,
	2020 ($000)	2019 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,453,568	2,775,871
Realized Net Gain (Loss)	7,454	(80)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,461,022	2,775,791
Distributions[1]
Investor Shares	(1,217,407)	(2,351,823)
Admiral Shares	(236,100)	(424,095)
Total Distributions	(1,453,507)	(2,775,918)
Capital Share Transactions (at $1.00 per share)
Investor Shares	(7,024,352)	11,810,567
Admiral Shares	6,780,334	2,805,143
Net Increase (Decrease) from Capital Share Transactions	(244,018)	14,615,710
Total Increase (Decrease)	(236,503)	14,615,583
Net Assets
Beginning of Period	123,631,274	109,015,691
End of Period	123,394,771	123,631,274
1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.011[1]	.023[1]	.016[1]	.008[1]	.0032
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.011	.023	.016	.008	.0032
Distributions
Dividends from Net Investment Income	(.011)	(.023)	(.016)	(.008)	(.0032)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.011)	(.023)	(.016)	(.008)	(.0032)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.15%	2.36%	1.59%	0.83%	0.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$97,691	$104,709	$92,898	$84,886	$100,210
Ratio of Total Expenses to Average Net Assets[3]	0.16%	0.16%	0.16%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	1.15%	2.33%	1.59%	0.82%	0.32%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016. For the years ended August 31, 2020, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.012[1]	.024[1]	.016[1]	.009[1]	.004
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.012	.024	.016	.009	.004
Distributions
Dividends from Net Investment Income	(.012)	(.024)	(.016)	(.009)	(.004)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.012)	(.024)	(.016)	(.009)	(.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.21%	2.42%	1.66%	0.89%	0.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,704	$18,923	$16,118	$11,997	$16,429
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.20%	2.39%	1.65%	0.88%	0.38%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
Notes to Financial Statements
Vanguard Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund) is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
In August 2020, the Vanguard Prime Money Markey Fund announced changes to the fund’s investment strategy and name, and a change in the fund’s designation to a “government” money market fund. The changes became effective in September 2020 and the fund has been renamed Vanguard Cash Reserves Federal Money Market Fund. Additionally, the Investor Shares are closed to new investors and it is anticipated the Investor Shares outstanding will be converted to Admiral Shares beginning in the fourth quarter of 2020 and continuing through 2021. Once all of the outstanding shares are converted, the class will be eliminated.
The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers' abilities to meet their obligations may be affected by economic developments in such industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and

Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees, and are generally settled twice a month.
Effective September 10, 2020, it was announced that Vanguard and the board of trustees agreed to temporarily limit certain net operating expenses for the fund’s Investor Shares in excess of the fund’s Investor Shares’ daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2020, the fund had contributed to Vanguard capital in the amount of $5,352,000, representing less than 0.01% of the fund’s net assets and 2.14% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2020, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	2,920
Total Distributable Earnings (Loss)	(2,920)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the inclusion of payables for distributions. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	8,726
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	—

Cash Reserves Federal Money Market Fund (formerly Prime Money Market Fund)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income*	1,453,507	2,775,918
Long-Term Capital Gains	—	—
Total	1,453,507	2,775,918
*	Includes short-term capital gains, if any.
As of August 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	131,982,155
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
E.	Capital share transactions for each class of shares were:

	Year Ended August 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	69,563,942	69,564,252	67,073,536	67,073,695
Issued in Lieu of Cash Distributions	1,121,946	1,121,946	2,176,642	2,176,642
Redeemed	(77,710,240)	(77,710,240)	(57,439,611)	(57,439,611)
Net Increase (Decrease)—Investor Shares	(7,024,352)	(7,024,042)	11,810,567	11,810,726
Admiral Shares
Issued	22,243,645	22,243,335	12,655,596	12,655,436
Issued in Lieu of Cash Distributions	216,326	216,326	392,879	392,879
Redeemed	(15,679,637)	(15,679,637)	(10,243,332)	(10,243,332)
Net Increase (Decrease)—Admiral Shares	6,780,334	6,780,024	2,805,143	2,804,983
F.	Management has determined that no other material events or transactions occurred subsequent to August 31, 2020, that would require recognition or disclosure in these financial statements.

Federal Money Market Fund
Distribution by Effective Maturity (% of investments)
As of August 31, 2020
1 - 7 Days	17.7%
8 - 30 Days	25.9
31 - 60 Days	18.3
61 - 90 Days	12.5
91 - 180 Days	23.7
Over 180 Days	1.9

Federal Money Market Fund
Financial Statements
Schedule of Investments
As of August 31, 2020
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund's Form N-MFP filings may be viewed via a link on the "Portfolio Holdings" page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (98.4%)
[2]	Fannie Mae Discount Notes	0.250%	9/15/20	115,278	115,267
[2]	Fannie Mae Discount Notes	0.147%–0.157%	9/23/20	196,750	196,731
[2]	Fannie Mae Discount Notes	0.200%	10/15/20	1,075,000	1,074,737
[2]	Fannie Mae Discount Notes	0.112%	10/21/20	24,000	23,996
[2]	Fannie Mae Discount Notes	0.112%	10/28/20	12,000	11,998
	Federal Farm Credit Banks Discount Notes	0.132%	5/28/21	21,000	20,980
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	0.110%	9/1/20	140,000	139,986
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.070%	0.175%	9/1/20	194,000	193,982
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.070%	0.175%	9/2/20	58,000	57,994
	Federal Home Loan Banks	0.100%	2/1/21	470,000	469,976
	Federal Home Loan Banks	0.100%	2/8/21	189,000	188,990
	Federal Home Loan Banks	1.375%	2/18/21	119,000	119,695
	Federal Home Loan Banks Discount Notes	0.440%–0.521%	9/4/20	1,000,000	999,960
	Federal Home Loan Banks Discount Notes	0.441%–0.451%	9/9/20	2,950,000	2,949,709
	Federal Home Loan Banks Discount Notes	0.208%	9/16/20	100,000	99,991
	Federal Home Loan Banks Discount Notes	0.521%	9/17/20	250,000	249,942
	Federal Home Loan Banks Discount Notes	0.203%–0.451%	9/18/20	2,700,000	2,699,450
	Federal Home Loan Banks Discount Notes	0.521%	9/30/20	180,000	179,925
	Federal Home Loan Banks Discount Notes	0.122%–0.521%	10/2/20	132,886	132,842
	Federal Home Loan Banks Discount Notes	0.152%	10/14/20	125,000	124,978
	Federal Home Loan Banks Discount Notes	0.142%	10/21/20	77,000	76,985
	Federal Home Loan Banks Discount Notes	0.521%	10/30/20	755,000	754,357
	Federal Home Loan Banks Discount Notes	0.112%	11/6/20	165,873	165,840
	Federal Home Loan Banks Discount Notes	0.521%	11/12/20	875,000	874,090
	Federal Home Loan Banks Discount Notes	0.551%	11/20/20	893,000	891,909
	Federal Home Loan Banks Discount Notes	0.521%	12/1/20	850,000	848,883
	Federal Home Loan Banks Discount Notes	0.132%	12/21/20	24,000	23,990
	Federal Home Loan Banks Discount Notes	0.152%	1/20/21	27,000	26,984
	Federal Home Loan Banks Discount Notes	0.132%–0.142%	2/17/21	98,000	97,938
	Federal Home Loan Banks Discount Notes	0.132%	2/19/21	45,000	44,972
	Federal Home Loan Banks Discount Notes	0.351%	3/9/21	1,050,000	1,048,071
[3]	Federal Home Loan Banks, 1M USD LIBOR - 0.020%	0.150%	9/27/20	2,000,000	2,000,000
[3]	Federal Home Loan Banks, 1M USD LIBOR - 0.035%	0.128%	9/11/20	1,650,000	1,650,000
[3]	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	0.115%	9/4/20	1,000,000	1,000,000
[3]	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	0.115%	9/4/20	1,000,000	1,000,000

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	0.128%	9/12/20	1,000,000	1,000,000
[3]	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	0.124%	9/13/20	1,000,000	1,000,000
[3]	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	0.124%	9/13/20	500,000	500,000
[3]	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	0.112%	9/18/20	1,000,000	1,000,000
[3]	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	0.112%	9/18/20	500,000	500,000
[3]	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	0.121%	9/19/20	500,000	500,000
[3]	Federal Home Loan Banks, 3M USD LIBOR - 0.220%	0.093%	9/14/20	500,000	500,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	0.100%	9/1/20	106,000	106,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	0.105%	9/1/20	142,000	142,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	0.115%	9/1/20	95,000	95,000
[3]	Federal Home Loan Banks, SOFR + 0.055%	0.125%	9/1/20	54,000	53,975
[3]	Federal Home Loan Banks, SOFR + 0.085%	0.155%	9/1/20	715,000	715,001
[3]	Federal Home Loan Banks, SOFR + 0.095%	0.165%	9/1/20	130,000	130,000
[3]	Federal Home Loan Banks, SOFR + 0.100%	0.170%	9/1/20	317,000	316,995
[3]	Federal Home Loan Banks, SOFR + 0.160%	0.230%	9/1/20	59,000	59,016
[2]	Federal Home Loan Mortgage Corp.	1.875%	11/17/20	94,000	94,350
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.050%	0.120%	9/1/20	48,000	48,002
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.165%	9/1/20	200,000	200,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.100%	0.170%	9/1/20	150,000	150,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.120%	0.190%	9/1/20	46,800	46,798
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.140%	0.210%	9/1/20	100,000	100,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.160%	0.230%	9/1/20	290,000	290,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.180%	0.250%	9/1/20	568,000	568,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.190%	0.260%	9/1/20	500,000	500,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.260%	0.330%	9/1/20	1,500,000	1,500,000
[2]	Federal National Mortgage Association	1.500%	11/30/20	104,000	104,358
[2]	Federal National Mortgage Association	1.875%	12/28/20	19,000	19,108
[2]	Federal National Mortgage Association	1.375%	2/26/21	120,000	120,729
[2,3]	Federal National Mortgage Association, SOFR + 0.025%	0.095%	9/1/20	275,000	274,999
[2,3]	Federal National Mortgage Association, SOFR + 0.075%	0.145%	9/1/20	975,000	974,973
[2,3]	Federal National Mortgage Association, SOFR + 0.075%	0.145%	9/1/20	205,500	205,429
[2,3]	Federal National Mortgage Association, SOFR + 0.100%	0.170%	9/1/20	1,800,000	1,799,904
[2,3]	Federal National Mortgage Association, SOFR + 0.120%	0.190%	9/1/20	400,000	400,022
[2,3]	Federal National Mortgage Association, SOFR + 0.120%	0.190%	9/1/20	157,000	157,000
[2,3]	Federal National Mortgage Association, SOFR + 0.130%	0.200%	9/1/20	285,000	285,022
[2,3]	Federal National Mortgage Association, SOFR + 0.290%	0.360%	9/1/20	1,000,000	1,000,000
[2,3]	Federal National Mortgage Association, SOFR + 0.300%	0.370%	9/1/20	525,000	525,000
[2,3]	Federal National Mortgage Association, SOFR + 0.300%	0.370%	9/1/20	425,000	425,000

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	U.S. Cash Management Bill	0.170%	11/3/20	2,500,250	2,499,506
	U.S. Cash Management Bill	0.186%	11/17/20	2,250,000	2,249,086
	U.S. Cash Management Bill	0.101%–0.181%	11/24/20	1,500,000	4,698,568
	U.S. Cash Management Bill	0.161%	12/1/20	1,800,000	1,799,249
	U.S. Cash Management Bill	0.096%–0.151%	12/15/20	2,000,000	3,748,585
	U.S. Cash Management Bill	0.142%	12/22/20	2,250,000	2,248,985
	U.S. Cash Management Bill	0.132%	12/29/20	2,000,000	1,999,107
	U.S. Cash Management Bill	0.107%	1/5/21	3,400,000	3,398,691
	U.S. Cash Management Bill	0.107%	1/12/21	1,000,000	999,594
	U.S. Cash Management Bill	0.112%	1/26/21	800,000	799,624
	U.S. Cash Management Bill	0.107%	2/2/21	2,000,000	1,999,059
	U.S. Treasury Bill	0.126%–0.140%	9/1/20	5,468,661	5,468,661
	U.S. Treasury Bill	0.087%–0.150%	9/3/20	3,907,749	3,907,719
	U.S. Treasury Bill	0.112%–0.220%	9/8/20	3,350,000	3,349,908
	U.S. Treasury Bill	0.131%–0.400%	9/10/20	4,100,000	4,099,769
	U.S. Treasury Bill	0.165%	9/15/20	1,500,000	1,499,904
	U.S. Treasury Bill	0.140%–0.300%	9/17/20	5,700,000	5,699,423
	U.S. Treasury Bill	0.170%–0.190%	9/22/20	3,080,000	3,079,677
	U.S. Treasury Bill	0.151%–0.170%	9/24/20	2,600,000	2,599,738
	U.S. Treasury Bill	0.135%–0.173%	9/29/20	2,250,000	3,249,580
	U.S. Treasury Bill	0.100%–0.165%	10/1/20	4,961,640	4,961,030
	U.S. Treasury Bill	0.126%–0.140%	10/6/20	1,500,000	1,499,802
	U.S. Treasury Bill	0.160%–0.185%	10/8/20	5,500,000	5,499,006
	U.S. Treasury Bill	0.093%–0.150%	10/13/20	3,499,940	3,499,502
	U.S. Treasury Bill	0.180%	10/15/20	5,000,000	4,998,900
	U.S. Treasury Bill	0.140%–0.155%	10/22/20	8,100,000	8,098,264
	U.S. Treasury Bill	0.084%–0.150%	10/27/20	5,100,000	5,099,006
	U.S. Treasury Bill	0.155%	10/29/20	2,000,000	1,999,501
	U.S. Treasury Bill	0.130%–0.150%	11/5/20	4,750,000	4,748,759
	U.S. Treasury Bill	0.103%–0.155%	11/12/20	6,750,000	6,748,142
	U.S. Treasury Bill	0.120%–0.150%	11/19/20	2,113,000	2,112,403
	U.S. Treasury Bill	0.110%	11/27/20	1,100,000	1,099,708
	U.S. Treasury Bill	0.100%–0.170%	12/3/20	3,555,850	3,554,858
	U.S. Treasury Bill	0.110%–0.185%	12/10/20	3,733,050	3,731,757
	U.S. Treasury Bill	0.110%	12/17/20	2,000,000	1,999,346
	U.S. Treasury Bill	0.165%	12/31/20	4,500,000	4,497,504
	U.S. Treasury Bill	0.165%	1/7/21	750,000	749,560
	U.S. Treasury Bill	0.144%	1/14/21	1,000,000	999,456
	U.S. Treasury Bill	0.130%	1/21/21	1,000,000	999,487
	U.S. Treasury Bill	0.130%	1/28/21	2,000,000	1,998,924
	U.S. Treasury Bill	0.105%	2/4/21	3,500,000	3,498,407
	U.S. Treasury Bill	0.120%	2/11/21	1,500,000	1,499,185
	U.S. Treasury Bill	0.120%	2/18/21	3,500,000	3,498,017
	U.S. Treasury Bill	0.120%	2/25/21	2,700,000	2,698,407
	U.S. Treasury Bill	0.115%	3/4/21	3,000,000	2,998,256
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.045%	0.150%	9/9/20	324,000	323,919
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.055%	0.160%	9/9/20	840,950	840,950
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.139%	0.244%	9/9/20	2,417,950	2,416,938
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.154%	0.259%	9/9/20	1,500,000	1,498,582
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.220%	0.325%	9/9/20	4,500,000	4,498,202

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.300%	0.405%	9/9/20	3,329,600	3,330,212
	U.S. Treasury Note	1.375%	9/15/20	2,000,000	2,000,303
Total U.S. Government and Agency Obligations (Cost $194,352,555)					194,352,555
Repurchase Agreements (6.6%)
	Bank of Nova Scotia (Dated 8/31/20, Repurchase Value $1,000,002,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.625%, 1/15/22–2/15/48, U.S. Treasury Bill 0.000%, 9/10/20–3/25/21 and U.S. Treasury Note/Bond 0.125%–7.625%, 10/15/20–2/15/50, with a value of $1,020,000,000)	0.070%	9/1/20	1,000,000	1,000,000
	Credit Agricole Corporate & Investment Bank NY Branch (Dated 8/31/20, Repurchase Value $429,001,000, collateralized by U.S. Treasury Note/Bond 1.125%–3.000%, 5/15/40–11/15/49, with a value of $437,580,000)	0.070%	9/1/20	429,000	429,000
	DNB Bank ASA (Dated 8/31/20, Repurchase Value $1,100,002,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.125%, 1/15/21–7/15/28 and U.S. Treasury Note/Bond 0.625%–2.125%, 9/15/22–5/15/30, with a value of $1,122,000,000)	0.070%	9/1/20	1,100,000	1,100,000
	Fixed Income Clearing Corp. (Dated 8/31/20, Repurchase Value $1,396,003,000, collateralized by U.S. Treasury Note/Bond 1.875%–2.500%, 5/15/24–11/15/24, with a value of $1,430,900,000)	0.080%	9/1/20	1,396,000	1,396,000
	Fixed Income Clearing Corp. (Dated 8/31/20, Repurchase Value $142,000,000, collateralized by U.S. Treasury Note/Bond 3.125%, 11/15/28, with a value of $145,550,000)	0.080%	9/1/20	142,000	142,000
	JPMorgan Chase Bank NA (Dated 8/26/20, Repurchase Value 1,500,020,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.625%, 7/15/21 and U.S. Treasury Note/Bond 2.125%–2.250%, 6/30/21–12/31/23, with a value of $1,530,000,000)	0.070%	9/2/20	1,500,000	1,500,000
	JPMorgan Chase Bank NA (Dated 8/27/20, Repurchase Value 1,000,014,000, collateralized by U.S. Treasury Note/Bond 0.125%, 8/31/22, with a value of $1,020,000,000)	0.070%	9/3/20	1,000,000	1,000,000
	JPMorgan Chase Bank NA (Dated 8/31/20, Repurchase Value $700,006,000, collateralized by U.S. Treasury Bill 0.000%, 11/12/20 and U.S. Treasury Note/Bond 1.250%, 10/31/21, with a value of $714,000,000)	0.080%	9/4/20	700,000	700,000
	Nomura Securities (Dated 8/31/20, Repurchase Value $815,002,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.750%, 4/15/21–2/15/45, U.S. Treasury Bill 0.000%, 1/12/21–1/28/21 and U.S. Treasury Note/Bond 0.125%–3.000%, 5/31/22–5/15/47, with a value of $831,300,000)	0.070%	9/1/20	815,000	815,000

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
RBC Dominion Securities Inc. (Dated 8/31/20, Repurchase Value $1,000,002,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.750%–2.000%, 1/15/26–2/15/42 and U.S. Treasury Note/Bond 0.125%–3.125%, 4/15/22–8/15/50, with a value of $1,020,000,000)	0.070%	9/1/20	1,000,000	1,000,000
Royal Bank Of Canada (New York) (Dated 8/31/20, Repurchase Value $900,002,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.500%, 7/15/22–2/15/48 and U.S. Treasury Note/Bond 0.250%–4.750%, 12/31/21–5/15/49, with a value of $918,000,000)	0.070%	9/1/20	900,000	900,000
Societe Generale SA (Dated 8/28/20, Repurchase Value 600,008,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.625%, 1/15/21–2/15/45, U.S. Treasury Bill 0.000%, 9/10/20–4/22/21, and U.S. Treasury Note/Bond 0.125%–8.125%, 9/15/20–2/15/48, with a value of $612,000,000)	0.070%	9/4/20	600,000	600,000
Sumitomo Mitsui Banking Corp. (Dated 8/31/20, Repurchase Value $900,002,000, collateralized by U.S. Treasury Note/Bond 0.500%–1.750%, 4/30/22–12/31/24, with a value of $918,000,000)	0.070%	9/1/20	900,000	900,000
TD Securities (USA) LLC (Dated 8/31/20, Repurchase Value $500,001,000, collateralized by U.S. Treasury Bill 0.000%, 10/22/20–5/20/21 and U.S. Treasury Note/Bond 8.000%, 11/15/21, with a value of $510,000,000)	0.090%	9/1/20	500,000	500,000
TD Securities (USA) LLC (Dated 8/27/20, Repurchase Value 1,150,020,000, collateralized by U.S. Treasury Bill 0.000%, 11/12/20–11/17/20 and U.S. Treasury Note/Bond 0.125%–3.375%, 1/31/21–8/15/50, with a value of $1,173,000,000)	0.090%	9/3/20	1,150,000	1,150,000
Total Repurchase Agreements (Cost $13,132,000)				13,132,000
Total Investments (105.0%) (Cost $207,484,555)				207,484,555
Other Assets and Liabilities—Net (-5.0%)				(9,959,947)
Net Assets (100%)				197,524,608
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
LIBOR—London Interbank Offered Rate.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Assets and Liabilities
As of August 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $207,484,555)	207,484,555
Investment in Vanguard	8,387
Receivables for Accrued Income	21,869
Receivables for Capital Shares Issued	344,333
Other Assets	8,891
Total Assets	207,868,035
Liabilities
Payables for Investment Securities Purchased	10,079,196
Payables for Capital Shares Redeemed	253,341
Payables for Distributions	201
Payables to Vanguard	10,689
Total Liabilities	10,343,427
Net Assets	197,524,608
At August 31, 2020, net assets consisted of:

Paid in Capital	197,526,328
Total Distributable Earnings (Loss)	(1,720)
Net Assets	197,524,608

Net Assets
Applicable to 197,525,817,872 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	197,524,608
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Operations

Year Ended August 31, 2020
($000)
Investment Income
Income
Interest	1,727,352
Total Income	1,727,352
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,816
Management and Administrative	147,059
Marketing and Distribution	25,752
Custodian Fees	715
Auditing Fees	32
Shareholders’ Reports	4,715
Trustees’ Fees and Expenses	235
Total Expenses	183,324
Net Investment Income	1,544,028
Realized Net Gain (Loss) on Investment Securities Sold	447
Net Increase (Decrease) in Net Assets Resulting from Operations	1,544,475

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2020 ($000)	2019 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,544,028	2,616,779
Realized Net Gain (Loss)	447	596
Net Increase (Decrease) in Net Assets Resulting from Operations	1,544,475	2,617,375
Distributions[1]
Total Distributions	(1,544,104)	(2,616,749)
Capital Share Transactions (at $1.00 per share)
Issued	142,987,799	92,160,373
Issued in Lieu of Cash Distributions	1,518,401	2,571,034
Redeemed	(79,947,875)	(62,052,929)
Net Increase (Decrease) from Capital Share Transactions	64,558,325	32,678,478
Total Increase (Decrease)	64,558,696	32,679,104
Net Assets
Beginning of Period	132,965,912	100,286,808
End of Period	197,524,608	132,965,912
1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.010[1]	.022[1]	.014[1]	.006[1]	.0022
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.010	.022	.014	.006	.0022
Distributions
Dividends from Net Investment Income	(.010)	(.022)	(.014)	(.006)	(.0022)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.010)	(.022)	(.014)	(.006)	(.0022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.03%	2.26%	1.42%	0.57%	0.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$197,525	$132,966	$100,287	$79,452	$38,804
Ratio of Total Expenses to Average Net Assets[3]	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	0.93%	2.24%	1.43%	0.60%	0.27%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.11% for 2016. For the years ended August 31, 2020, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Notes to Financial Statements
Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and

Federal Money Market Fund
included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees, and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2020, the fund had contributed to Vanguard capital in the amount of $8,387,000, representing less than 0.01% of the fund’s net assets and 3.35% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2020, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized

Federal Money Market Fund
cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the inclusion of payables for distributions. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	211
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(1,730)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	—
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income*	1,544,104	2,616,749
Long-Term Capital Gains	—	—
Total	1,544,104	2,616,749
*	Includes short-term capital gains, if any.
As of August 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	207,484,555
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
E.	Management has determined that no events or transactions occurred subsequent to August 31, 2020, that would require recognition or disclosure in these financial statements.

Treasury Money Market Fund
Distribution by Effective Maturity (% of investments)
As of August 31, 2020
1 - 7 Days	5.4%
8 - 30 Days	32.5
31 - 60 Days	16.5
61 - 90 Days	23.8
91 - 180 Days	19.9
Over 180 Days	1.9

Treasury Money Market Fund
Financial Statements
Schedule of Investments
As of August 31, 2020
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund's Form N-MFP filings may be viewed via a link on the "Portfolio Holdings" page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (104.8%)
	U.S. Cash Management Bill	0.125%	11/3/20	1,362,000	1,361,690
	U.S. Cash Management Bill	0.177%	11/10/20	300,000	299,896
	U.S. Cash Management Bill	0.179%	11/17/20	250,000	249,903
	U.S. Cash Management Bill	0.106%–0.161%	12/1/20	823,000	1,047,594
	U.S. Cash Management Bill	0.151%	12/8/20	400,000	399,831
	U.S. Cash Management Bill	0.107%	2/2/21	250,000	249,882
	U.S. Treasury Bill	0.126%–0.140%	9/1/20	960,665	960,665
	U.S. Treasury Bill	0.071%–0.150%	9/3/20	1,191,454	1,191,444
	U.S. Treasury Bill	0.112%–0.152%	9/8/20	1,004,000	1,003,973
	U.S. Treasury Bill	0.167%–0.425%	9/10/20	1,777,006	1,776,900
	U.S. Treasury Bill	0.250%	9/15/20	400,000	399,961
	U.S. Treasury Bill	0.172%–0.300%	9/17/20	2,686,574	2,686,317
	U.S. Treasury Bill	0.165%–0.190%	9/22/20	1,033,092	1,032,986
	U.S. Treasury Bill	0.152%–0.170%	9/24/20	810,000	809,917
	U.S. Treasury Bill	0.135%–0.175%	9/29/20	300,000	699,916
	U.S. Treasury Bill	0.087%–0.100%	10/1/20	624,190	624,143
	U.S. Treasury Bill	0.093%	10/6/20	835,000	834,919
	U.S. Treasury Bill	0.160%–0.173%	10/8/20	800,000	799,865
	U.S. Treasury Bill	0.150%	10/13/20	200,000	199,965
	U.S. Treasury Bill	0.142%–0.290%	10/15/20	604,000	903,787
	U.S. Treasury Bill	0.134%–0.181%	10/20/20	401,035	400,959
	U.S. Treasury Bill	0.145%	10/22/20	500,000	499,897
	U.S. Treasury Bill	0.084%–0.139%	10/27/20	1,710,000	1,709,675
	U.S. Treasury Bill	0.103%	10/29/20	737,000	736,875
	U.S. Treasury Bill	0.098%–0.151%	11/5/20	1,110,533	1,110,296
	U.S. Treasury Bill	0.103%–0.155%	11/12/20	2,283,000	2,282,496
	U.S. Treasury Bill	0.103%–0.120%	11/19/20	2,773,000	2,772,319
	U.S. Treasury Bill	0.098%–0.110%	11/27/20	1,299,000	1,298,675
	U.S. Treasury Bill	0.100%	12/3/20	1,494,000	1,493,614
	U.S. Treasury Bill	0.185%	12/10/20	500,000	499,743
	U.S. Treasury Bill	0.175%	12/24/20	511,000	510,717
	U.S. Treasury Bill	0.165%	12/31/20	730,000	729,595
	U.S. Treasury Bill	0.165%	1/7/21	400,000	399,765
	U.S. Treasury Bill	0.145%	1/14/21	250,000	249,864
	U.S. Treasury Bill	0.130%	1/28/21	750,000	749,596
	U.S. Treasury Bill	0.120%	2/25/21	1,000,000	999,410
	U.S. Treasury Bill	0.115%	3/4/21	773,000	772,551
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.055%	0.160%	9/9/20	454,000	454,000

Treasury Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.114%	0.219%	9/9/20	350,000	350,086
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.115%	0.220%	9/9/20	100,000	99,981
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.139%	0.244%	9/9/20	900,000	899,725
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.154%	0.259%	9/9/20	700,000	699,338
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.220%	0.325%	9/9/20	1,075,000	1,074,696
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.300%	0.405%	9/9/20	1,152,280	1,152,621
	U.S. Treasury Note	2.875%	10/31/20	250,000	251,087
	U.S. Treasury Note	2.750%	11/30/20	673,000	677,346
Total U.S. Government and Agency Obligations (Cost $40,408,481)					40,408,481
Total Investments (104.8%) (Cost $40,408,481)					40,408,481
Other Assets and Liabilities—Net (-4.8%)					(1,861,516)
Net Assets (100%)					38,546,965
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Assets and Liabilities
As of August 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $40,408,481)	40,408,481
Investment in Vanguard	1,660
Receivables for Accrued Income	8,350
Receivables for Capital Shares Issued	67,662
Other Assets	4,614
Total Assets	40,490,767
Liabilities
Payables for Investment Securities Purchased	1,732,334
Payables for Capital Shares Redeemed	209,527
Payables for Distributions	223
Payables to Vanguard	1,718
Total Liabilities	1,943,802
Net Assets	38,546,965
At August 31, 2020, net assets consisted of:

Paid in Capital	38,547,073
Total Distributable Earnings (Loss)	(108)
Net Assets	38,546,965

Net Assets
Applicable to 38,544,033,331 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	38,546,965
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Operations

Year Ended August 31, 2020
($000)
Investment Income
Income
Interest	362,597
Total Income	362,597
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,003
Management and Administrative	24,706
Marketing and Distribution	5,360
Custodian Fees	187
Auditing Fees	27
Shareholders’ Reports	106
Trustees’ Fees and Expenses	22
Total Expenses	31,411
Net Investment Income	331,186
Realized Net Gain (Loss) on Investment Securities Sold	507
Net Increase (Decrease) in Net Assets Resulting from Operations	331,693

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2020 ($000)	2019 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	331,186	540,071
Realized Net Gain (Loss)	507	306
Net Increase (Decrease) in Net Assets Resulting from Operations	331,693	540,377
Distributions[1]
Total Distributions	(331,197)	(540,070)
Capital Share Transactions (at $1.00 per share)
Issued	36,588,228	24,578,573
Issued in Lieu of Cash Distributions	302,542	502,686
Redeemed	(26,772,445)	(15,564,718)
Net Increase (Decrease) from Capital Share Transactions	10,118,325	9,516,541
Total Increase (Decrease)	10,118,821	9,516,848
Net Assets
Beginning of Period	28,428,144	18,911,296
End of Period	38,546,965	28,428,144
1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.010[1]	.022[1]	.014[1]	.005[1]	.0017
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.010	.022	.014	.005	.0017
Distributions
Dividends from Net Investment Income	(.010)	(.022)	(.014)	(.005)	(.0017)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.010)	(.022)	(.014)	(.005)	(.0017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.05%	2.25%	1.43%	0.54%	0.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$38,547	$28,428	$18,911	$15,639	$12,803
Ratio of Total Expenses to Average Net Assets[3]	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.95%	2.23%	1.43%	0.55%	0.18%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.09% for 2016. For the years ended August 31, 2020, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Notes to Financial Statements
Effective August 2020, the fund is re-open to all investors without limitation. Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers' abilities to meet their obligations may be affected by economic developments in such industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund

Treasury Money Market Fund
Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees, and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2020, the fund had contributed to Vanguard capital in the amount of $1,660,000, representing less than 0.01% of the fund’s net assets and 0.66% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2020, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.

Treasury Money Market Fund
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the inclusion of payables for distributions. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	224
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(109)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	—
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income*	331,197	540,070
Long-Term Capital Gains	—	—
Total	331,197	540,070
*	Includes short-term capital gains, if any.
As of August 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	40,408,481
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
E.	Management has determined that no events or transactions occurred subsequent to August 31, 2020, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Boards of Trustees of Vanguard Money Market Reserves and Vanguard Admiral Funds and Shareholders of Vanguard Cash Reserves Federal Money Market Fund, Vanguard Federal Money Market Fund and Vanguard Treasury Money Market Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Cash Reserves Federal Money Market Fund (formerly Vanguard Prime Money Market Fund) and Vanguard Federal Money Market Fund (constituting Vanguard Money Market Reserves) and Vanguard Treasury Money Market Fund (one of the funds constituting Vanguard Admiral Funds) (hereafter collectively referred to as the “Funds”) as of August 31, 2020, the related statements of operations for the year ended August 31, 2020, the statements of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2020 and each of the financial highlights for each of the five years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 16, 2020
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2020 tax information (unaudited) for Vanguard Cash Reserves Federal Money Market Fund (Formerly Vanguard Prime Money Market Fund)
This information for the fiscal year ended August 31, 2020, is included pursuant to provisions of the Internal Revenue Code.
The percentage of the ordinary dividends reported by the fund that is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 100%.
For nonresident alien shareholders, 72.1% of income dividends are interest-related dividends.

Special 2020 tax information (unaudited) for Vanguard Federal Money Market Fund
This information for the fiscal year ended August 31, 2020, is included pursuant to provisions of the Internal Revenue Code.
The percentage of the ordinary dividends reported by the fund that is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 100%.
For nonresident alien shareholders, 100% of income dividends are interest-related dividends.

Special 2020 tax information (unaudited) for Vanguard Treasury Money Market Fund
This information for the fiscal year ended August 31, 2020, is included pursuant to provisions of the Internal Revenue Code.
For nonresident alien shareholders, 100% of income dividends are interest-related dividends.

Trustees Approve Advisory Arrangements
Note: Effective September 29, 2020, Vanguard Prime Money Market Fund changed its name to Vanguard Cash Reserves Federal Money Market Fund and revised its strategy to focus almost exclusively on investments in cash, U.S. government securities, and/or repurchase agreements that are collateralized solely by cash or U.S. government securities. Effective September 29, 2020, the fund is designated as a government money market fund.
The board of trustees of Vanguard Cash Reserves Federal Money Market Fund (formerly known as Vanguard Prime Money Market Fund), Vanguard Federal Money Market Fund, and Vanguard Treasury Money Market Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) and vice chair (2019-present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin
America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (2011–present) of The Guardian Life Insurance Company of America. President (2010-2019), chief operating officer (2010–2011), and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, and the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, New York-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm); Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019-present) of the Folger Shakespeare Library.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).
Executive Officers
John Bendl
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).
Glenn Booraem
Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller

(2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
Thomas J. Higgins
Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel
(2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q300 102020

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)           Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended August 31, 2020: $64,000
Fiscal Year Ended August 31, 2019: $65,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2020: $10,761,407
Fiscal Year Ended August 31, 2019: $9,568,215

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)           Audit-Related Fees.

Fiscal Year Ended August 31, 2020: $2,915,863
Fiscal Year Ended August 31, 2019: $3,012,031

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)           Tax Fees.

Fiscal Year Ended August 31, 2020: $247,168
Fiscal Year Ended August 31, 2019: $357,238

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)           All Other Fees.

Fiscal Year Ended August 31, 2020: $115,000
Fiscal Year Ended August 31, 2019: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)           (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2020: $362,168
Fiscal Year Ended August 31, 2019: $357,238

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)            For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In July 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard Cash Reserves Federal Money Market Fund and Vanguard Federal Money Market Fund. There were no other significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Code of Ethics.

(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: October 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: October 20, 2020

VANGUARD MONEY MARKET RESERVES

BY:	/s/ JOHN BENDL*

JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: October 20, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 23, 2020 (see File Number 2-52698), Incorporated by Reference.